UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cavalry Management Group, LLC

Address:   Two Embarcadero Center, Suite 600
           San Francisco, CA  94111


Form 13F File Number: 028-13913


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John F. Milani
Title:  General Counsel and Chief Compliance Officer
Phone:  415-439-7165

Signature,  Place,  and  Date  of  Signing:

/s/ John F. Milani                 San Francisco, CA                  11/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              35

Form 13F Information Table Value Total:  $      929,997
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AGRIUM INC CAD NPV COM (USD) COM            008916108    15827   152975 SH       SOLE                 152975      0    0
APPLE COMPUTER INC           COM            037833100    95039   142465 SH       SOLE                 142465      0    0
BAZAARVOICE INC              COM            073271108      875    57752 SH       SOLE                  57752      0    0
CF INDS HLDGS INC            COM            125269100    20068    90300 SH       SOLE                  90300      0    0
CANADIAN SOLAR INC           COM            136635109     2022   724665 SH       SOLE                 724665      0    0
CAVIUM INC                   COM            14964U108    31445   944000 SH       SOLE                 944000      0    0
CIRRUS LOGIC INC             COM            172755100    26105   680000 SH       SOLE                 680000      0    0
CONSOL ENERGY INC            COM            20854P109    20130   669900 SH       SOLE                 669900      0    0
COVANTA HOLDING CORPDELAWARE COM            22282E102     4496   262032 SH       SOLE                 262032      0    0
DANAHER CORP                 COM            235851102     8325   150951 SH       SOLE                 150951      0    0
ERICSSON B                   ADR B SEK 10   294821608    13243  1452031 SH       SOLE                1452031      0    0
FACEBOOK INC                 CL A           30303M102    92721  4280743 SH       SOLE                4280743      0    0
FORTINET INCCOM              COM            34959E109    11783   488500 SH       SOLE                 488500      0    0
GIANT INTERCTIVE             ADR            374511103     5509  1061488 SH       SOLE                1061488      0    0
GOOGLE INC                   CL A           38259P508    88715   117581 SH       SOLE                 117581      0    0
JDS UNIPHASE CORP            COM PAR $0.001 46612J507    17998  1453800 SH       SOLE                1453800      0    0
JABIL CIRCUIT INC            COM            466313103    21837  1166480 SH       SOLE                1166480      0    0
LINKEDIN CORP                COM CL A       53578A108     4038    33538 SH       SOLE                  33538      0    0
MICROSOFT CORP               COM            594918104    80914  2718895 SH       SOLE                2718895      0    0
NETEASE COM INC ADR          SP ADR         64110W102    14349   255600 SH       SOLE                 255600      0    0
PEABODY ENERGY CORP          COM            704549104    17168   770200 SH       SOLE                 770200      0    0
PRICELINE COM INC            COM NEW        741503403     1362     2200 SH       SOLE                   2200      0    0
QUALCOMM INC                 COM            747525103   107509  1720968 SH       SOLE                1720968      0    0
REALD INC                    COM            75604L105     5005   559862 SH       SOLE                 559862      0    0
SEAGATE TECHNOLOGY           SHS            G7945M107    24151   780063 SH       SOLE                 780063      0    0
SALESFORCE COM INC           COM            79466L302    56457   369747 SH       SOLE                 369747      0    0
SINA CORP                    ORD            G81477104    26784   414100 SH       SOLE                 414100      0    0
SERVICESOURCE INTERNATIONAL  COM            81763U100      514    50000 SH       SOLE                  50000      0    0
SYNAPTICS INC                COM            87157D109    10771   448407 SH       SOLE                 448407      0    0
TTM TECHNOLOGIES INC         COM            87305R109     8701   923700 SH       SOLE                 923700      0    0
UNIVERSAL DISPLAY CORP       COM            91347P105    24898   725242 SH       SOLE                 725242      0    0
VERIZON COMMUNICATIONS       COM            92343V104    23391   513300 SH       SOLE                 513300      0    0
WESTERN DIGITAL CORP         COM            958102105    45100  1164480 SH       SOLE                1164480      0    0
YELP INC                     CL A           985817105      115     4261 SH       SOLE                   4261      0    0
CHANGYOU.COM LTD (UNLISTED)  ADS REP CL A   15911M107     2632   100310 SH       SOLE                 100310      0    0
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